United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1. Schedule of Investments.

FOCUSED EQUITY STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2011 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.7%
Domestic Equity Investment Companies — 82.8%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	2,189,861	$26,847,696
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,941,333	22,402,986
SunAmerica Series, Inc. Focused Growth Portfolio, Class A†	366,145	8,977,881
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,977,665	36,211,044
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	1,289,638	19,860,425
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	1,096,246	20,313,435
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A†	812,042	13,358,083
Total Domestic Equity Investment Companies (cost $128,474,974)		147,971,550
Global Multi-Asset Investment Companies — 12.9%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A (cost $22,530,896)	1,493,883	22,960,979
International Equity Investment Companies — 5.0%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost $8,588,026)	692,703	9,005,139
TOTAL INVESTMENTS (cost $159,593,896)(1)	100.7%	179,937,668
Liabilities in excess of other assets	(0.7)	(1,183,986)
NET ASSETS	100.0%	$178,753,682

†	Non-income producing security
#	See Note 3
@

The Focused Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$147,971,550	$—	$—	$147,971,550
Global Multi-Asset Investment Companies	22,960,979	—	—	22,960,979
International Equity Investment Companies	9,005,139	—	—	9,005,139
Total	$179,937,668	$—	$—	$179,937,668

See Notes to Portfolio of Investments

1

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2011 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.4%
Alternative Strategies Investment Companies — 30.6%
SunAmerica Specialty Series, SunAmerica Alternative Strategies Fund, Class A (cost $105,969,237)	10,448,244	$110,228,974
Domestic Equity Investment Companies — 27.3%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	1,414,874	17,346,358
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,535,981	17,725,221
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	969,790	17,756,862
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	1,139,057	17,541,473
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	932,471	17,278,691
SunAmerica Series, Inc. Focused StarALPHA Portfolio, Class A	991,524	10,708,464
Total Domestic Equity Investment Companies (cost $92,962,419)		98,357,069
Fixed Income Investment Companies — 22.4%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	2,151,858	25,521,033
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	10,489,633	36,818,612
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,877,734	18,326,688
Total Fixed Income Investment Companies (cost $78,495,356)		80,666,333
Global Multi-Asset Investment Companies — 5.1%
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A (cost $18,010,438)	1,195,479	18,374,518
International Equity Investment Companies — 15.0%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A	1,370,285	17,813,710
SunAmerica Equity Funds SunAmerica International Small-Cap Fund, Class A	3,709,929	36,208,903
Total International Equity Investment Companies (cost $41,349,849)		54,022,613
TOTAL INVESTMENTS (cost $336,787,299)(1)	100.4%	361,649,507
Liabilities in excess of other assets	(0.4)	(1,281,886)
NET ASSETS	100.0%	$360,367,621

†	Non-income producing security
#	See Note 3
@

The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$110,228,974	$—	$—	$110,228,974
Domestic Equity Investment Companies	98,357,069	—	—	98,357,069
Fixed Income Investment Companies	80,666,333	—	—	80,666,333
Global Multi-Asset Investment Companies	18,374,518	—	—	18,374,518
International Equity Investment Companies	54,022,613	—	—	54,022,613
Total	$361,649,507	$—	$—	$361,649,507

See Notes to Portfolio of Investments

1

FOCUSED BALANCED STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2011 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.2%
Alternative Strategies Investment Companies — 10.2%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $17,249,071)	1,720,124	$18,147,304
Domestic Equity Investment Companies — 49.3%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	709,590	8,699,571
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,830,182	21,120,297
SunAmerica Series, Inc. Focused Growth and Income Portfolio, Class A†	645,008	8,739,858
SunAmerica Series, Inc. Focused Growth Portfolio, Class A†	216,039	5,297,270
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	885,160	16,207,272
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	557,058	8,578,686
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	574,951	10,653,839
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A†	534,307	8,789,342
Total Domestic Equity Investment Companies (cost $76,390,384)		88,086,135
Fixed Income Investment Companies — 25.5%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	2,691,008	31,915,357
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	2,063,296	7,242,167
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	651,386	6,357,526
Total Fixed Income Investment Companies (cost $44,844,463)		45,515,050
Global Multi-Asset Investment Companies — 15.2%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A (cost $26,652,383)	1,770,936	27,219,283
International Equity Investment Companies — 0.0%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost $51)	4	51
TOTAL INVESTMENTS (cost $165,136,352)(1)	100.2%	178,967,823
Liabilities in excess of other assets	(0.2)	(416,564)
NET ASSETS	100.0%	$178,551,259

†	Non-income producing security
#	See Note 3
@

The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$18,147,304	$—	$—	$18,147,304
Domestic Equity Investment Companies	88,086,135	—	—	88,086,135
Fixed Income Investment Companies	45,515,050	—	—	45,515,050
Global Multi-Asset Investment Companies	27,219,283	—	—	27,219,283
International Equity Investment Companies	51	—	—	51
Total	$178,967,823	$—	$—	$178,967,823

See Notes to Portfolio of Investments

1

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2011 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.5%
Domestic Equity Investment Companies — 33.9%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	95,369	$1,169,219
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	124,378	1,435,327
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	43,786	801,719
SunAmerica Series, Inc. Focused StarALPHA Portfolio, Class A	340,165	3,673,786
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A†	68,057	1,119,538
Total Domestic Equity Investment Companies (cost $7,589,087)		8,199,589
Fixed Income Investment Companies — 66.6%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	563,820	6,686,902
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	962,047	9,389,583
Total Fixed Income Investment Companies (cost $15,801,547)		16,076,485
TOTAL INVESTMENTS (cost $23,390,634)(1)	100.5%	24,276,074
Liabilities in excess of other assets	(0.5)	(131,306)
NET ASSETS	100.0%	$24,144,768

†	Non-income producing security
#	See Note 3
@

The Focused Fixed Income and Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$8,199,589	$—	$—	$8,199,589
Fixed Income Investment Companies	16,076,485	—	—	16,076,485
Total	$24,276,074	$—	$—	$24,276,074

See Notes to Portfolio of Investments

1

FOCUSED FIXED INCOME STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2011 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 102.4%
Fixed Income Investment Companies — 102.4%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	535,858	$6,355,281
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	122,935	431,502
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	669,113	6,530,541
SunAmerica Senior Floating Rate Fund, Inc., Class A	50,630	419,219
TOTAL INVESTMENTS (cost $13,669,354)(1)	102.4%	13,736,543
Liabilities in excess of other assets	(2.4)	(319,086)
NET ASSETS	100.0%	$13,417,457

#	See Note 3
@

The Focused Fixed Income Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Fixed Income Investment Companies	$13,736,543	$—	$—	$13,736,543

See Notes to Portfolio of Investments

1

FOCUSED LARGE-CAP GROWTH PORTFOLIO

Portfolio of Investments — July 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.1%
Advertising Agencies — 1.3%
Interpublic Group of Cos., Inc.	469,008	$4,600,969
Aerospace/Defense — 2.3%
Boeing Co.	115,200	8,118,144
Aerospace/Defense-Equipment — 5.1%
BE Aerospace, Inc.†	138,465	5,510,907
United Technologies Corp.	145,891	12,085,610
		17,596,517
Cable/Satellite TV — 1.7%
Comcast Corp., Class A	245,900	5,906,518
Coal — 2.3%
Consol Energy, Inc.	150,400	8,061,440
Commercial Services-Finance — 1.4%
Visa, Inc., Class A	58,710	5,022,053
Computer Services — 3.1%
Accenture PLC, Class A	99,900	5,908,086
Cognizant Technology Solutions Corp., Class A†	70,500	4,925,835
		10,833,921
Computers — 6.9%
Apple, Inc.†	61,250	23,916,900
Computers-Memory Devices — 1.9%
EMC Corp.†	255,300	6,658,224
Diversified Banking Institutions — 3.5%
Goldman Sachs Group, Inc.	15,000	2,024,550
JPMorgan Chase & Co.	193,100	7,810,895
Morgan Stanley	107,900	2,400,775
		12,236,220
E-Commerce/Products — 3.5%
Amazon.com, Inc.†	34,200	7,610,184
MercadoLibre, Inc.	57,500	4,566,650
		12,176,834
E-Commerce/Services — 1.6%
priceline.com, Inc.†	10,200	5,484,030
Electronic Components-Semiconductors — 0.6%
Micron Technology, Inc.†	295,500	2,177,835
Electronic Forms — 1.1%
Adobe Systems, Inc.†	140,400	3,891,888
Electronic Measurement Instruments — 1.7%
Agilent Technologies, Inc.†	141,100	5,948,776
Engines-Internal Combustion — 2.9%
Cummins, Inc.	94,600	9,921,648
Enterprise Software/Service — 3.1%
Oracle Corp.	350,200	10,709,116
Hotel/Motels — 2.9%
Starwood Hotels & Resorts Worldwide, Inc.	180,300	9,909,288
Industrial Gases — 2.9%
Praxair, Inc.	95,700	9,918,348
Internet Infrastructure Software — 1.3%
F5 Networks, Inc.†	49,600	4,636,608
Investment Management/Advisor Services — 2.4%
BlackRock, Inc.	47,700	8,512,542
Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	28,300	2,795,757
Machinery-Farming — 1.6%
Deere & Co.	68,800	5,401,488
Medical-Biomedical/Gene — 3.1%
Alexion Pharmaceuticals, Inc.†	118,618	6,737,502
Celgene Corp.†	69,000	4,091,700
		10,829,202
Medical-Generic Drugs — 0.7%
Mylan, Inc.†	101,600	2,314,448
Medical-HMO — 2.2%
UnitedHealth Group, Inc.	155,000	7,692,650
Medical-Hospitals — 1.0%
Universal Health Services, Inc., Class B	70,400	3,494,656
Oil & Gas Drilling — 2.1%
Ensco PLC ADR	137,300	7,311,225
Oil Companies-Exploration & Production — 3.0%
Apache Corp.	43,200	5,344,704
Occidental Petroleum Corp.	52,000	5,105,360
		10,450,064
Oil Companies-Integrated — 3.0%
ConocoPhillips	48,800	3,513,112
Exxon Mobil Corp.	87,400	6,973,646
		10,486,758
Oil Field Machinery & Equipment — 1.3%
National Oilwell Varco, Inc.	55,900	4,503,863
Oil-Field Services — 2.5%
Schlumberger, Ltd.	97,300	8,793,001
Pharmacy Services — 2.2%
Express Scripts, Inc.†	142,600	7,737,476
Retail-Apparel/Shoe — 3.1%
Guess?, Inc.	149,000	5,679,880
Lululemon Athletica, Inc.†	86,402	5,230,777
		10,910,657
Retail-Discount — 2.0%
Target Corp.	136,000	7,002,640
Retail-Major Department Stores — 1.2%
Nordstrom, Inc.	84,500	4,238,520
Retail-Restaurants — 1.9%
McDonald’s Corp.	76,600	6,624,368
Web Portals/ISP — 6.4%
Baidu, Inc. ADR†	42,800	6,722,596
Google, Inc., Class A†	25,855	15,608,405
		22,331,001
Wireless Equipment — 4.7%
QUALCOMM, Inc.	295,950	16,212,141
X-Ray Equipment — 0.8%
Hologic, Inc.†	154,982	2,878,016
Total Long-Term Investment Securities (cost $315,309,802)		338,245,750

1

REPURCHASE AGREEMENT — 3.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $11,225,000)	$11,225,000	11,225,000
TOTAL INVESTMENTS (cost $326,534,802)(2)	100.3%	349,470,750
Liabilities in excess of other assets	(0.3)	(1,043,146)
NET ASSETS	100.0%	$348,427,604

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense-Equipment	$17,596,517	$—	$—	$17,596,517
Computers	23,916,900	—	—	23,916,900
Web Portals/ISP	22,331,001	—	—	22,331,001
Other Industries*	274,401,332	—	—	274,401,332
Repurchase Agreement	—	11,225,000	—	11,225,000
Total	$338,245,750	$11,225,000	$—	$349,470,750

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

2

FOCUSED GROWTH PORTFOLIO

Portfolio of Investments — July 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 99.6%
Apparel Manufacturers — 0.8%
Prada SpA†	204,200	$1,237,973
Applications Software — 4.4%
Microsoft Corp.	234,645	6,429,273
Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.†	119,920	1,464,223
Banks-Commercial — 1.7%
Standard Chartered PLC(1)	97,753	2,485,285
Beverages-Non-alcoholic — 5.5%
Hansen Natural Corp.†	106,280	8,143,174
Brewery — 0.2%
Anheuser-Busch InBev NV(1)	6,330	364,831
Casino Hotels — 1.4%
MGM Resorts International†	134,770	2,036,375
Chemicals-Diversified — 1.2%
Israel Chemicals, Ltd.(1)	104,910	1,755,358
Commercial Services — 1.9%
Iron Mountain, Inc.	86,345	2,731,092
Computers — 8.3%
Apple, Inc.†	31,351	12,241,938
Computers-Memory Devices — 3.0%
EMC Corp.†	172,260	4,492,541
E-Commerce/Services — 8.7%
eBay, Inc.†	389,960	12,771,190
Electronic Components-Misc. — 2.2%
TE Connectivity, Ltd.	95,615	3,292,024
Electronic Components-Semiconductors — 1.8%
ON Semiconductor Corp.†	302,975	2,632,853
Electronic Connectors — 1.2%
Amphenol Corp., Class A	34,635	1,693,305
Electronic Forms — 1.2%
Adobe Systems, Inc.†	65,440	1,813,997
Finance-Investment Banker/Broker — 2.1%
Charles Schwab Corp.	204,714	3,056,380
Insurance-Life/Health — 2.1%
Prudential PLC(1)	274,602	3,086,966
Medical Instruments — 1.3%
Intuitive Surgical, Inc.†	4,703	1,883,787
Medical-Biomedical/Gene — 8.5%
Celgene Corp.†	132,263	7,843,196
Vertex Pharmaceuticals, Inc.†	90,109	4,673,053
		12,516,249
Metal-Diversified — 2.1%
Ivanhoe Mines, Ltd.†	119,016	3,121,790
Multimedia — 3.4%
News Corp., Class A	311,575	4,991,431
Oil Companies-Exploration & Production — 4.5%
HRT Participacoes em Petroleo SA†	5,100	4,755,199
Southwestern Energy Co.†	41,990	1,871,074
		6,626,273
Oil-Field Services — 5.9%
Baker Hughes, Inc.	55,005	4,256,287
Halliburton Co.	82,440	4,511,941
		8,768,228
Pharmacy Services — 9.3%
Express Scripts, Inc.†	82,770	4,491,100
Medco Health Solutions, Inc.†	147,956	9,303,473
		13,794,573
Printing-Commercial — 0.9%
VistaPrint NV†	49,955	1,333,799
Real Estate Operations & Development — 0.6%
Hang Lung Properties, Ltd.(1)	249,000	923,273
Retail-Apparel/Shoe — 3.3%
Limited Brands, Inc.	130,060	4,924,072
Retail-Jewelry — 2.7%
Cie Financiere Richemont SA, Class A(1)	62,951	4,048,282
Transport-Services — 5.8%
C.H. Robinson Worldwide, Inc.	48,715	3,522,582
United Parcel Service, Inc., Class B	71,775	4,968,265
		8,490,847
Wireless Equipment — 2.6%
Crown Castle International Corp.†	89,700	3,892,980
Total Long-Term Investment Securities (cost $131,686,692)		147,044,362

SHORT-TERM INVESTMENT SECURITIES — 1.0%
U.S. Government Agencies — 1.0%
Federal Home Loan Bank Disc. Notes 0.00% due 08/01/11 (cost $1,400,000)	$1,400,000	1,400,000
TOTAL INVESTMENTS (cost $133,086,692)(2)	100.6%	148,444,362
Liabilities in excess of other assets	(0.6)	(834,824)
NET ASSETS	100.0%	$147,609,538

†	Non-income producing security
(1)

Security was valued using fair value procedures at July 31, 2011. The aggregate value of these securities was $12,663,995 representing 8.6% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Beverages-Non-alcoholic	$8,143,174	$—		$—	$8,143,174
Computers	12,241,938	—		—	12,241,938
E-Commerce/Services	12,771,190	—		—	12,771,190
Medical-Biomedical/Gene	12,516,249	—		—	12,516,249
Oil-Field Services	8,768,228	—		—	8,768,228
Pharmacy Services	13,794,573	—		—	13,794,573
Transport-Services	8,490,847	—		—	8,490,847
Other Industries*	57,654,168	12,663,995	#	—	70,318,163
Short-Term Investment Securities:
U.S. Government Agencies	—	1,400,000		—	1,400,000
Total	$134,380,367	$14,063,995		$—	$148,444,362

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $12,663,995 representing 8.6% of net assets. See Note 1.

See Notes to Portfolio of Investments

1

FOCUSED SMALL-CAP GROWTH PORTFOLIO

Portfolio of Investments — July 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 94.4%
Advanced Materials — 3.4%
Hexcel Corp.†	246,600	$5,903,604
Aerospace/Defense-Equipment — 2.6%
BE Aerospace, Inc.†	111,700	4,445,660
Auto-Truck Trailers — 1.6%
Wabash National Corp.†	376,900	2,830,519
Auto/Truck Parts & Equipment-Original — 3.7%
Dana Holding Corp.†	182,700	3,045,609
Titan International, Inc.	133,525	3,374,177
		6,419,786
Banks-Commercial — 1.4%
East West Bancorp, Inc.	131,900	2,448,064
Chemicals-Specialty — 1.9%
Ferro Corp.†	247,000	3,215,940
Coal — 1.0%
James River Coal Co.†	95,000	1,801,200
Commercial Services-Finance — 3.2%
Cardtronics, Inc.†	240,100	5,517,498
Computer Aided Design — 5.8%
Aspen Technology, Inc.†	366,700	5,683,850
Parametric Technology Corp.†	205,100	4,264,029
		9,947,879
Computer Services — 1.0%
LivePerson, Inc.†	140,043	1,723,929
Consumer Products-Misc. — 1.9%
Jarden Corp.	104,700	3,244,653
Diversified Manufacturing Operations — 3.1%
Crane Co.	114,700	5,312,904
E-Commerce/Products — 1.1%
MercadoLibre, Inc.	23,500	1,866,370
E-Commerce/Services — 3.4%
IAC/InterActive Corp.†	141,400	5,852,546
Electronic Components-Misc. — 2.6%
Zagg, Inc.†	287,909	4,419,403
Electronic Components-Semiconductors — 1.8%
Skyworks Solutions, Inc.†	119,400	3,022,014
Enterprise Software/Service — 5.4%
Ariba, Inc.†	126,300	4,176,741
Taleo Corp., Class A†	152,900	5,060,990
		9,237,731
Hotel/Motels — 1.1%
Gaylord Entertainment Co.†	64,200	1,883,628
Investment Management/Advisor Services — 2.3%
Affiliated Managers Group, Inc.†	37,500	3,912,375
Medical Instruments — 4.2%
NuVasive, Inc.†	98,000	2,804,760
Volcano Corp.†	140,800	4,422,528
		7,227,288
Medical Products — 1.4%
PSS World Medical, Inc.†	98,852	2,365,528
Medical-Drugs — 1.4%
Viropharma, Inc.†	135,000	2,440,800
Medical-HMO — 2.3%
Centene Corp.†	118,700	3,894,547
Medical-Hospitals — 1.7%
Universal Health Services, Inc., Class B	59,100	2,933,724
Networking Products — 4.1%
Netgear, Inc.†	94,437	3,107,922
Polycom, Inc.†	145,470	3,932,054
		7,039,976
Oil Companies-Exploration & Production — 3.4%
Comstock Resources, Inc.†	85,100	2,714,690
Triangle Petroleum Corp.†	414,000	3,088,440
		5,803,130
Oil Field Machinery & Equipment — 1.1%
Lufkin Industries, Inc.	23,700	1,931,076
Oil-Field Services — 2.9%
C&J Energy Services, Inc.†	44,300	1,351,150
Global Industries, Ltd.†	55	282
Superior Energy Services, Inc.†	89,600	3,717,504
		5,068,936
Patient Monitoring Equipment — 2.0%
Insulet Corp.†	177,945	3,498,399
Retail-Apparel/Shoe — 7.0%
ANN, Inc.†	86,800	2,251,592
Chico’s FAS, Inc.	173,650	2,620,379
Children’s Place Retail Stores, Inc.†	45,200	2,184,064
Finish Line, Inc., Class A	116,300	2,477,190
Guess?, Inc.	66,000	2,515,920
		12,049,145
Retail-Video Rentals — 1.1%
Coinstar, Inc.†	38,704	1,891,077
Savings & Loans/Thrifts — 1.8%
BankUnited, Inc.	125,800	3,133,678
Semiconductor Components-Integrated Circuits — 1.5%
Cypress Semiconductor Corp.†	126,000	2,593,080
Steel-Producers — 3.0%
Carpenter Technology Corp.	90,000	5,169,600
Telecom Services — 2.0%
Vonage Holdings Corp.†	861,800	3,455,818
Transactional Software — 1.4%
VeriFone Systems, Inc.†	60,300	2,374,011
Transport-Truck — 2.9%
J.B. Hunt Transport Services, Inc.	75,700	3,424,668
Swift Transporation Co.†	143,346	1,625,544
		5,050,212
Wireless Equipment — 0.9%
Aruba Networks, Inc.†	71,000	1,629,450
Total Long-Term Investment Securities (cost $154,201,705)		162,555,178
REPURCHASE AGREEMENT — 5.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $9,914,000)	$9,914,000	9,914,000
TOTAL INVESTMENTS (cost $164,115,705)(2)	100.2%	172,469,178
Liabilities in excess of other assets	(0.2)	(275,378)
NET ASSETS	100.0%	$172,193,800

1

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computer Aided Design	$9,947,879	$—	$—	$9,947,879
Enterprise Software/Service	9,237,731	—	—	9,237,731
Retail-Apparel/Shoe	12,049,145	—	—	12,049,145
Other Industries*	131,320,423	—	—	131,320,423
Repurchase Agreement	—	9,914,000	—	9,914,000
Total	$162,555,178	$9,914,000	$—	$172,469,178

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

2

FOCUSED SMALL-CAP VALUE PORTFOLIO

Portfolio of Investments — July 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 99.1%
Apparel Manufacturers — 2.9%
Hanesbrands, Inc.†	76,155	$2,323,489
Jones Group, Inc.	191,854	2,482,591
		4,806,080
Audio/Video Products — 1.0%
Skullcandy, Inc.†	84,500	1,629,160
Banks-Commercial — 6.6%
East West Bancorp, Inc.	193,327	3,588,149
Sterling Bancorp	334,125	3,157,481
SVB Financial Group†	68,900	4,204,278
		10,949,908
Beverages-Non-alcoholic — 1.7%
Cott Corp.†	334,700	2,774,663
Building & Construction-Misc. — 4.9%
MasTec, Inc.†	390,312	8,149,715
Coal — 0.9%
James River Coal Co.†	78,100	1,480,776
Distribution/Wholesale — 1.0%
Beacon Roofing Supply, Inc.†	78,700	1,682,606
Electronic Components-Misc. — 11.8%
Vishay Intertechnology, Inc.†	217,000	2,988,090
Zagg, Inc.†	1,071,238	16,443,503
		19,431,593
Electronic Components-Semiconductors — 1.9%
OmniVision Technologies, Inc.†	108,100	3,160,844
Finance-Investment Banker/Broker — 3.9%
Evercore Partners, Inc., Class A	70,500	2,004,315
Interactive Brokers Group, Inc., Class A	114,100	1,727,474
Knight Capital Group, Inc., Class A†	238,412	2,696,440
		6,428,229
Food-Misc. — 2.4%
B&G Foods, Inc.	211,236	3,969,124
Food-Retail — 2.0%
Winn-Dixie Stores, Inc.†	359,900	3,231,902
Footwear & Related Apparel — 1.4%
Deckers Outdoor Corp.†	23,167	2,299,325
Gas-Distribution — 1.4%
South Jersey Industries, Inc.	44,135	2,228,818
Gold Mining — 3.6%
Midway Gold Corp.†	614,255	1,461,927
US Gold Corp.†	690,796	4,386,554
		5,848,481
Human Resources — 1.3%
TrueBlue, Inc.†	143,661	2,156,352
Investment Companies — 2.8%
Fifth Street Finance Corp.	437,367	4,601,101
Investment Management/Advisor Services — 1.1%
U.S. Global Investors, Inc., Class A	235,777	1,768,328
Machinery-General Industrial — 1.4%
Flow International Corp.†	695,351	2,371,147
Medical-Biomedical/Gene — 2.7%
Incyte Corp., Ltd.†	257,719	4,494,619
Non-Ferrous Metals — 1.2%
Uranerz Energy Corp.†	656,193	1,975,141
Oil & Gas Drilling — 1.3%
Hercules Offshore, Inc.†	469,147	2,204,991
Oil Companies-Exploration & Production — 1.2%
Gastar Exploration, Ltd.†	422,552	2,007,122
Oil Field Machinery & Equipment — 2.4%
Complete Production Services, Inc.†	102,100	3,969,648
Real Estate Investment Trusts — 5.1%
Home Properties, Inc.	52,000	3,407,040
RLJ Lodging Trust	95,884	1,651,122
Sunstone Hotel Investors, Inc.†	371,000	3,305,610
		8,363,772
Retail-Apparel/Shoe — 1.3%
Destination Maternity Corp.	132,328	2,172,826
Retail-Jewelry — 2.2%
Signet Jewelers, Ltd.†	84,111	3,603,315
Retail-Office Supplies — 2.3%
OfficeMax, Inc.†	535,100	3,788,508
Savings & Loans/Thrifts — 2.6%
BankUnited, Inc.	68,300	1,701,353
Dime Community Bancshares, Inc.	182,352	2,562,046
		4,263,399
Semiconductor Equipment — 0.7%
Entegris, Inc.†	140,407	1,203,288
Telecom Services — 8.8%
Vonage Holdings Corp.†	3,627,527	14,546,383
Theaters — 2.1%
Regal Entertainment Group, Class A	264,400	3,381,676
Transport-Marine — 9.7%
Golar LNG, Ltd.	419,694	16,002,932
Web Portals/ISP — 1.5%
EarthLink, Inc.	312,700	2,514,108
Total Long-Term Investment Securities (cost $144,953,742)		163,459,880
REPURCHASE AGREEMENT — 1.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,215,000)	$2,215,000	2,215,000
TOTAL INVESTMENTS (cost $147,168,742)(2)	100.4%	165,674,880
Liabilities in excess of other assets	(0.4)	(668,353)
NET ASSETS	100.0%	$165,006,527

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$10,949,908	$—	$—	$10,949,908
Electronic Components-Misc.	19,431,593	—	—	19,431,593
Real Estate Investment Trusts	8,363,772	—	—	8,363,772
Telecom Services	14,546,383	—	—	14,546,383
Transport-Marine	16,002,932	—	—	16,002,932
Other Industries*	94,165,292	—	—	94,165,292
Repurchase Agreement	—	2,215,000	—	2,215,000
Total	$163,459,880	$2,215,000	$—	$165,674,880

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

FOCUSED GROWTH AND INCOME PORTFOLIO

Portfolio of Investments — July 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.1%
Advertising Agencies — 2.8%
Interpublic Group of Cos., Inc.	550,000	$5,395,500
Aerospace/Defense — 3.7%
Boeing Co.	100,000	7,047,000
Aerospace/Defense-Equipment — 4.3%
United Technologies Corp.	100,000	8,284,000
Applications Software — 4.3%
Microsoft Corp.	300,000	8,220,000
Banks-Super Regional — 2.9%
Wells Fargo & Co.	200,000	5,588,000
Cable/Satellite TV — 3.8%
Comcast Corp., Class A	300,000	7,206,000
Computers — 4.1%
Apple, Inc.†	20,000	7,809,600
Cruise Lines — 3.2%
Royal Caribbean Cruises, Ltd.†	200,000	6,124,000
Diversified Banking Institutions — 13.1%
Bank of America Corp.	800,000	7,768,000
Goldman Sachs Group, Inc.	50,000	6,748,500
JPMorgan Chase & Co.	150,000	6,067,500
Morgan Stanley	200,000	4,450,000
		25,034,000
Diversified Manufacturing Operations — 3.7%
General Electric Co.	400,000	7,164,000
Electric-Integrated — 2.9%
NextEra Energy, Inc.	100,000	5,525,000
Electronic Components-Semiconductors — 7.3%
Intel Corp.	300,000	6,699,000
Micron Technology, Inc.†	1,000,000	7,370,000
		14,069,000
Insurance-Life/Health — 3.1%
Prudential Financial, Inc.	100,000	5,868,000
Medical Products — 3.4%
Johnson & Johnson	100,000	6,479,000
Medical-Drugs — 4.7%
Merck & Co., Inc.	150,000	5,119,500
Pfizer, Inc.	200,000	3,848,000
		8,967,500
Oil & Gas Drilling — 5.6%
Ensco PLC ADR	200,000	10,650,000
Oil Companies-Integrated — 9.2%
Chevron Corp.	100,000	10,402,000
ConocoPhillips	100,000	7,199,000
		17,601,000
Retail-Discount — 4.0%
Target Corp.	150,000	7,723,500
Telecom Equipment-Fiber Optics — 4.1%
Corning, Inc.	500,000	7,955,000
Web Portals/ISP — 5.9%
Google, Inc., Class A†	10,000	6,036,900
Yahoo!, Inc.†	400,000	5,240,000
		11,276,900
Total Common Stock (cost $190,010,306)		183,987,000
U.S. CORPORATE BONDS & NOTES — 0.0%
Electric-Integrated — 0.0%
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	$150,000	0
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	175,000	0
Total U.S. CORPORATE BONDS & NOTES (cost $0)		0
FOREIGN CORPORATE BONDS & NOTES — 0.0%
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 6.50% due 08/01/27†(1)(2) (cost $0)	30,000	0
Total Long-Term Investment Securities (cost $190,010,306)		183,987,000
REPURCHASE AGREEMENT — 1.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $3,355,000)	3,355,000	3,355,000
TOTAL INVESTMENTS (cost $193,365,306)(4)	97.9%	187,342,000
Other assets less liabilities	2.1	4,081,364
NET ASSETS	100.0%	$191,423,364

†	Non-income producing security
(1)	Illiquid security. At July 31, 2011, the aggregate value of these securities was $0 representing 0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	See Note 2 for details of Joint Repurchase Agreement.
(4)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$25,034,000	$—	$—	$25,034,000
Electronic Components-Semiconductors	14,069,000	—	—	14,069,000
Oil & Gas Drilling	10,650,000	—	—	10,650,000
Oil Companies-Integrated	17,601,000	—	—	17,601,000
Web Portals/ISP	11,276,900	—	—	11,276,900
Other Industries*	105,356,100	—	—	105,356,100
U.S. Corporate Bonds & Notes	—	—	0	0
Foreign Corporate Bonds & Notes	—	—	0	0
Repurchase Agreement	—	3,355,000	—	3,355,000
Total	$183,987,000	$3,355,000	$0	$187,342,000

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes

Balance as of 10/31/2010	$0	$0
Accrued discounts / premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 07/31/2011	$0	$0

See Notes to Portfolio of Investments

1

FOCUSED TECHNOLOGY PORTFOLIO

Portfolio of Investments — July 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.5%
Applications Software — 6.6%
Check Point Software Technologies, Ltd.†	7,600	$438,140
Microsoft Corp.	55,800	1,528,920
		1,967,060
Commercial Services-Finance — 1.0%
Visa, Inc., Class A	3,500	299,390
Computer Aided Design — 1.3%
Autodesk, Inc.†	11,500	395,600
Computer Services — 10.6%
Accenture PLC, Class A	23,500	1,389,790
Cognizant Technology Solutions Corp., Class A†	19,500	1,362,465
International Business Machines Corp.	2,400	436,440
		3,188,695
Computers — 7.3%
Apple, Inc.†	4,079	1,592,768
Hewlett-Packard Co.	16,633	584,816
		2,177,584
Computers-Memory Devices — 11.7%
EMC Corp.†	41,363	1,078,747
NetApp, Inc.†	20,000	950,400
SanDisk Corp.†	13,800	586,914
Seagate Technology PLC	44,700	620,883
Western Digital Corp.†	7,500	258,450
		3,495,394
E-Commerce/Products — 0.8%
Amazon.com, Inc.†	1,100	244,772
E-Commerce/Services — 3.8%
eBay, Inc.†	29,100	953,025
IAC/InterActive Corp.†	4,400	182,116
		1,135,141
Electronic Components-Semiconductors — 14.4%
Broadcom Corp., Class A†	30,734	1,139,309
Cree, Inc.†	9,300	305,598
Intel Corp.	19,236	429,540
Micron Technology, Inc.†	132,600	977,262
QLogic Corp.†	9,700	147,149
Skyworks Solutions, Inc.†	38,900	984,559
Texas Instruments, Inc.	10,600	315,350
		4,298,767
Electronic Forms — 2.3%
Adobe Systems, Inc.†	24,900	690,228
Enterprise Software/Service — 3.9%
Ariba, Inc.†	9,800	324,086
Oracle Corp.	18,800	574,904
Taleo Corp., Class A†	8,400	278,040
		1,177,030
Human Resources — 1.9%
Monster Worldwide, Inc.†	47,800	561,172
Internet Infrastructure Software — 3.7%
Akamai Technologies, Inc.†	7,300	176,806
F5 Networks, Inc.†	9,919	927,228
		1,104,034
Networking Products — 4.7%
Cisco Systems, Inc.	61,200	977,364
Netgear, Inc.†	12,700	417,957
		1,395,321
Printing-Commercial — 0.4%
VistaPrint NV†	4,300	114,810
Semiconductor Components-Integrated Circuits — 4.8%
Atmel Corp.†	45,000	544,500
Cypress Semiconductor Corp.†	36,600	753,228
Marvell Technology Group, Ltd.†	9,637	142,821
		1,440,549
Telecom Equipment-Fiber Optics — 1.6%
Corning, Inc.	14,300	227,513
Finisar Corp.†	12,700	216,408
Oclaro, Inc.†	10,000	47,000
		490,921
Transactional Software — 1.8%
VeriFone Systems, Inc.†	13,400	527,558
Web Portals/ISP — 6.5%
Baidu, Inc. ADR†	2,600	408,382
Google, Inc., Class A†	2,525	1,524,317
		1,932,699
Wireless Equipment — 8.4%
Aruba Networks, Inc.†	23,600	541,620
Motorola Mobility Holdings, Inc.†	25,500	570,690
QUALCOMM, Inc.	25,505	1,397,164
		2,509,474
Total Long-Term Investment Securities (cost $28,566,772)		29,146,199
REPURCHASE AGREEMENT — 2.0%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $604,000)	$604,000	604,000
TOTAL INVESTMENTS (cost $29,170,772)(2)	99.5%	29,750,199
Other assets less liabilities	0.5	154,614
NET ASSETS	100.0%	$29,904,813

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$1,967,060	$—	$—	$1,967,060
Computer Services	3,188,695	—	—	3,188,695
Computers	2,177,584	—	—	2,177,584
Computers-Memory Devices	3,495,394	—	—	3,495,394
Electronic Components-Semiconductors	4,298,767	—	—	4,298,767
Web Portals/ISP	1,932,699	—	—	1,932,699
Wireless Equipment	2,509,474	—	—	2,509,474
Other Industries*	9,576,526	—	—	9,576,526
Repurchase Agreement	—	604,000	—	604,000
Total	$29,146,199	$604,000	$—	$29,750,199

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

FOCUSED DIVIDEND STRATEGY PORTFOLIO

Portfolio of Investments — July 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 99.2%
Aerospace/Defense — 12.4%
General Dynamics Corp.	381,617	$26,003,382
Lockheed Martin Corp.	366,842	27,780,945
Northrop Grumman Corp.	404,387	24,469,457
Raytheon Co.	549,187	24,565,135
		102,818,919
Applications Software — 3.2%
Microsoft Corp.	972,505	26,646,637
Chemicals-Diversified — 3.4%
E.I. du Pont de Nemours & Co.	545,847	28,067,453
Commercial Services-Finance — 4.0%
H&R Block, Inc.	2,244,591	33,579,081
Consumer Products-Misc. — 3.6%
Clorox Co.	424,818	30,412,721
Data Processing/Management — 3.3%
Broadridge Financial Solutions, Inc.	1,175,170	27,099,420
Electronic Components-Misc. — 3.2%
Garmin, Ltd.	828,481	27,033,335
Electronic Components-Semiconductors — 3.4%
Intel Corp.	1,258,777	28,108,490
Food-Misc. — 3.4%
Kraft Foods, Inc., Class A	830,272	28,544,751
Medical Products — 3.2%
Johnson & Johnson	407,542	26,404,646
Medical-Drugs — 13.3%
Bristol-Myers Squibb Co.	983,800	28,195,708
Eli Lilly & Co.	738,041	28,266,970
Merck & Co., Inc.	720,174	24,579,539
Pfizer, Inc.	1,518,695	29,219,692
		110,261,909
Medical-Outpatient/Home Medical — 3.1%
Lincare Holdings, Inc.	1,009,371	25,829,804
Multimedia — 6.1%
McGraw-Hill Cos., Inc.	679,524	28,268,199
Meredith Corp.	763,944	22,803,728
		51,071,927
Oil Companies-Integrated — 3.9%
Chevron Corp.	310,029	32,249,217
Retail-Restaurants — 3.5%
McDonald’s Corp.	333,391	28,831,654
Schools — 2.9%
Strayer Education, Inc.	198,717	24,173,923
Telephone-Integrated — 9.2%
AT&T, Inc.	896,542	26,232,819
CenturyLink, Inc.	613,078	22,751,325
Verizon Communications, Inc.	787,536	27,792,145
		76,776,289
Tobacco — 14.1%
Altria Group, Inc.	1,009,337	26,545,563
Lorillard, Inc.	296,786	31,524,609
Philip Morris International, Inc.	433,933	30,883,012
Reynolds American, Inc.	794,313	27,959,817
		116,913,001
Total Long-Term Investment Securities (cost $778,283,532)		824,823,177
REPURCHASE AGREEMENT — 2.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $21,151,000)	$21,151,000	21,151,000
TOTAL INVESTMENTS (cost $799,434,532)(2)	101.7%	845,974,177
Liabilities in excess of other assets	(1.7)	(14,466,365)
NET ASSETS	100.0%	$831,507,812

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$102,818,919	$—	$—	$102,818,919
Medical-Drugs	110,261,909	—	—	110,261,909
Multimedia	51,071,927	—	—	51,071,927
Telephone-Integrated	76,776,289	—	—	76,776,289
Tobacco	116,913,001	—	—	116,913,001
Other Industries*	366,981,132	—	—	366,981,132
Repurchase Agreement	—	21,151,000	—	21,151,000
Total	$824,823,177	$21,151,000	$—	$845,974,177

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

FOCUSED STARALPHA PORTFOLIO

Portfolio of Investments — July 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.9%
Applications Software — 3.5%
Microsoft Corp.	32,100	$879,540
Beverages-Non-alcoholic — 4.2%
Primo Water Corp.†	73,427	1,057,349
Broadcast Services/Program — 0.9%
Liberty Media Corp.-Starz, Series A†	3,140	241,026
Building & Construction-Misc. — 3.4%
MasTec, Inc.†	41,790	872,575
Cellular Telecom — 2.3%
Sprint Nextel Corp.†	141,000	596,430
Coal — 0.5%
James River Coal Co.†	7,000	132,720
Data Processing/Management — 2.2%
Fiserv, Inc.†	9,054	546,499
Diversified Operations — 1.9%
Icahn Enterprises LP	6,221	276,213
Leucadia National Corp.	6,290	211,784
		487,997
E-Commerce/Products — 4.3%
Amazon.com, Inc.†	4,874	1,084,563
Electronic Components-Misc. — 6.4%
Zagg, Inc.†	106,683	1,637,584
Electronic Components-Semiconductors — 2.7%
Altera Corp.	17,000	694,960
Engineering/R&D Services — 2.7%
Fluor Corp.	11,000	698,830
Finance-Consumer Loans — 2.6%
Portfolio Recovery Associates, Inc.†	8,230	666,054
Finance-Credit Card — 2.7%
Discover Financial Services	27,000	691,470
Finance-Other Services — 0.8%
CBOE Holdings, Inc.	8,670	199,757
Footwear & Related Apparel — 0.3%
Deckers Outdoor Corp.†	782	77,614
Gold Mining — 3.8%
Franco-Nevada Corp.	6,140	256,730
US Gold Corp.†	111,739	709,543
		966,273
Human Resources — 0.8%
TrueBlue, Inc.†	13,272	199,213
Investment Management/Advisor Services — 2.2%
Value Partners Group, Ltd.(1)	231,000	185,237
WisdomTree Investments, Inc.†	46,040	363,716
		548,953
Medical-Biomedical/Gene — 5.0%
Gilead Sciences, Inc.†	29,835	1,263,811
Medical-Drugs — 5.7%
Bristol-Myers Squibb Co.	24,000	687,840
Eli Lilly & Co.	20,000	766,000
		1,453,840
Medical-Wholesale Drug Distribution — 2.6%
Cardinal Health, Inc.	15,000	656,400
Metal-Aluminum — 2.4%
Alcoa, Inc.	42,000	618,660
Metal-Iron — 2.8%
Cliffs Natural Resources, Inc.	8,000	718,560
Motion Pictures & Services — 0.8%
DreamWorks Animation SKG, Inc., Class A†	8,720	190,619
Oil & Gas Drilling — 0.8%
Hercules Offshore, Inc.†	41,882	196,845
Oil Refining & Marketing — 3.0%
Valero Energy Corp.	30,000	753,600
Real Estate Operations & Development — 1.7%
Brookfield Asset Management, Inc., Class A	7,600	239,628
Howard Hughes Corp.†	3,150	190,449
		430,077
Recreational Centers — 3.0%
Life Time Fitness, Inc.†	18,400	768,384
Retail-Misc./Diversified — 2.8%
SuperGroup PLC†(1)	40,780	707,487
Retail-Office Supplies — 0.9%
OfficeMax, Inc.†	33,400	236,472
Retail-Restaurants — 0.5%
Dunkin’ Brands Group, Inc.†	4,000	115,720
Telecom Services — 4.6%
Vonage Holdings Corp.†	293,075	1,175,231
Transport-Marine — 7.2%
Golar LNG, Ltd.	47,940	1,827,952
Web Portals/ISP — 3.9%
Google, Inc., Class A†	1,660	1,002,125
Total Long-Term Investment Securities (cost $22,754,772)		24,395,190

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Time Deposit — 2.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 06/01/11 (cost $634,000)	$634,000	634,000
REPURCHASE AGREEMENT — 0.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $73,000)	73,000	73,000
TOTAL INVESTMENTS (cost $23,461,772)(3)	98.7%	25,102,190
Other assets less liabilities	1.3	329,364
NET ASSETS	100.0%	$25,431,554

†	Non-income producing security
(1)

Security was valued using fair value procedures at July 31, 2011. The aggregate value of these securities was $892,724 representing 3.5% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 2 for details of Joint Repurchase Agreement.

1

(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Electronic Components-Misc.	$1,637,584	$—		$—	$1,637,584
Medical-Biomedical/Gene	1,263,811	—		—	1,263,811
Medical-Drugs	1,453,840	—		—	1,453,840
Transport-Marine	1,827,952	—		—	1,827,952
Other Industries*	17,319,279	892,724	#	—	18,212,003
Short-Term Investment Securities:
Time Deposit	—	634,000		—	634,000
Repurchase Agreement	—	$73,000		—	73,000
Total	$23,502,466	$1,599,724		$—	$25,102,190

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $892,724 representing 3.5% of net assets. See Note 1.

See Notes to Portfolio of Investments

2

SUNAMERICA STRATEGIC VALUE PORTFOLIO

Portfolio of Investments — July 31, 2011 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 100.3%
Aerospace/Defense — 2.5%
Boeing Co.	18,302	$1,289,742
General Dynamics Corp.	18,097	1,233,129
Northrop Grumman Corp.	17,945	1,085,852
Raytheon Co.	16,816	752,180
		4,360,903
Apparel Manufacturers — 1.3%
VF Corp.	19,721	2,303,413
Applications Software — 1.9%
Microsoft Corp.	123,404	3,381,270
Auto/Truck Parts & Equipment-Original — 0.6%
Autoliv, Inc.	15,583	1,030,971
Banks-Super Regional — 1.7%
Wells Fargo & Co.	109,425	3,057,334
Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	27,912	1,898,295
Coca-Cola Enterprises, Inc.	44,967	1,264,022
		3,162,317
Cable/Satellite TV — 1.6%
Comcast Corp., Class A	73,360	1,762,107
Time Warner Cable, Inc.	15,749	1,154,559
		2,916,666
Chemicals-Diversified — 0.6%
E.I. du Pont de Nemours & Co.	20,200	1,038,684
Chemicals-Specialty — 1.1%
Eastman Chemical Co.	12,376	1,195,398
Ferro Corp.†	52,573	684,500
		1,879,898
Coal — 0.4%
James River Coal Co.†	37,556	712,062
Commercial Services-Finance — 0.5%
Equifax, Inc.	24,331	836,013
Containers-Metal/Glass — 0.5%
Owens-Illinois, Inc.†	38,845	900,039
Containers-Paper/Plastic — 0.7%
Sealed Air Corp.	54,438	1,172,050
Cosmetics & Toiletries — 2.1%
Procter & Gamble Co.	61,227	3,764,848
Diversified Banking Institutions — 5.1%
Bank of America Corp.	289,319	2,809,287
Citigroup, Inc.	79,596	3,051,711
JPMorgan Chase & Co.	78,399	3,171,240
		9,032,238
Diversified Manufacturing Operations — 2.2%
Ameron International Corp.	13,122	1,116,551
General Electric Co.	152,056	2,723,323
		3,839,874
Electric-Generation — 1.0%
AES Corp.†	143,603	1,767,753
Electric-Integrated — 2.6%
Ameren Corp.	64,454	1,857,564
Constellation Energy Group, Inc.	24,463	949,898
Exelon Corp.	43,183	1,903,075
		4,710,537
Electronic Components-Misc. — 0.3%
Vishay Intertechnology, Inc.†	35,720	491,864
Electronic Components-Semiconductors — 2.5%
Advanced Micro Devices, Inc.†	92,439	678,502
Intel Corp.	101,998	2,277,616
National Semiconductor Corp.	62,800	1,552,416
		4,508,534
Engineering/R&D Services — 2.1%
EMCOR Group, Inc.†	83,425	2,329,226
McDermott International, Inc.†	36,834	742,942
URS Corp.†	17,617	719,302
		3,791,470
Finance-Other Services — 2.5%
CME Group, Inc.	7,417	2,144,922
NASDAQ OMX Group, Inc.†	61,086	1,470,340
NYSE Euronext	25,492	852,963
		4,468,225
Food-Confectionery — 2.0%
Hershey Co.	27,109	1,530,032
J.M. Smucker Co.	25,872	2,015,946
		3,545,978
Food-Misc. — 1.7%
B&G Foods, Inc.	81,006	1,522,103
Campbell Soup Co.	43,670	1,443,293
		2,965,396
Footwear & Related Apparel — 0.5%
Timberland Co., Class A†	21,627	925,419
Instruments-Controls — 0.8%
Watts Water Technologies, Inc., Class A	43,949	1,473,610
Insurance Brokers — 0.6%
Erie Indemnity Co., Class A	13,978	1,030,179
Insurance-Life/Health — 1.9%
CNO Financial Group, Inc.†	156,334	1,149,055
Lincoln National Corp.	54,032	1,431,848
Symetra Financial Corp.	63,399	796,291
		3,377,194
Insurance-Multi-line — 0.8%
Hartford Financial Services Group, Inc.	62,166	1,455,928
Insurance-Property/Casualty — 1.6%
Mercury General Corp.	53,937	2,003,220
Selective Insurance Group, Inc.	53,872	882,962
		2,886,182
Investment Management/Advisor Services — 2.5%
Federated Investors, Inc., Class B	55,513	1,186,313
Janus Capital Group, Inc.	87,463	738,187
Legg Mason, Inc.	58,481	1,720,511
National Financial Partners Corp.†	65,630	743,588
		4,388,599
Medical Products — 4.7%
Johnson & Johnson	130,239	8,438,185
Medical-Biomedical/Gene — 2.6%
Amgen, Inc.†	82,935	4,536,544
Medical-Drugs — 4.6%
Bristol-Myers Squibb Co.	170,887	4,897,622

Eli Lilly & Co.	87,911	3,366,991
		8,264,613
Medical-HMO — 3.2%
AMERIGROUP Corp.†	13,927	765,985
Coventry Health Care, Inc.†	31,518	1,008,576
Molina Healthcare, Inc.†	38,709	876,759
UnitedHealth Group, Inc.	36,926	1,832,637
WellPoint, Inc.	18,231	1,231,504
		5,715,461
Multimedia — 5.6%
News Corp., Class A	105,561	1,691,087
Time Warner, Inc.	119,786	4,211,676
Viacom, Inc., Class B	32,548	1,575,974
Walt Disney Co.	64,531	2,492,187
		9,970,924
Oil Companies-Exploration & Production — 7.2%
Anadarko Petroleum Corp.	13,589	1,121,908
Apache Corp.	15,827	1,958,117
Chesapeake Energy Corp.	26,138	897,840
Devon Energy Corp.	21,676	1,705,901
Encana Corp.	114,156	3,343,629
Forest Oil Corp.†	24,556	638,456
Occidental Petroleum Corp.	13,149	1,290,969
Petroquest Energy, Inc.†	108,832	884,804
Quicksilver Resources, Inc.†	64,598	914,062
		12,755,686
Oil Companies-Integrated — 8.0%
Cenovus Energy, Inc.	115,489	4,429,003
Chevron Corp.	58,607	6,096,300
ConocoPhillips	34,674	2,496,181
Hess Corp.	17,405	1,193,287
		14,214,771
Oil Field Machinery & Equipment — 0.8%
National Oilwell Varco, Inc.	18,633	1,501,261
Oil-Field Services — 0.6%
Tesco Corp.†	53,604	1,139,621
Paper & Related Products — 0.5%
Domtar Corp.	10,498	839,315
Printing-Commercial — 0.7%
Deluxe Corp.	53,696	1,264,004
Real Estate Operations & Development — 1.2%
Brookfield Asset Management, Inc., Class A	70,505	2,223,023
Retail-Discount — 1.0%
Wal-Mart Stores, Inc.	32,717	1,724,513
Retail-Drug Store — 0.7%
CVS Caremark Corp.	35,851	1,303,184
Retail-Regional Department Stores — 0.9%
Macy’s, Inc.	52,465	1,514,665
Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	19,365	771,114
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.†	2,991	100,139
Steel-Producers — 0.5%
Schnitzer Steel Industries, Inc., Class A	15,768	800,857
Telephone-Integrated — 4.4%
AT&T, Inc.	106,208	3,107,646
CenturyLink, Inc.	40,484	1,502,362
Verizon Communications, Inc.	90,711	3,201,191
		7,811,199
Television — 1.0%
CBS Corp., Class B	64,657	1,769,662
Tobacco — 1.3%
Altria Group, Inc.	46,947	1,234,706
Reynolds American, Inc.	32,183	1,132,842
		2,367,548
Transport-Air Freight — 0.3%
Atlas Air Worldwide Holdings, Inc.†	11,799	618,150
Transport-Marine — 0.4%
Excel Maritime Carriers, Ltd.†	277,850	716,853
Transport-Rail — 0.9%
Union Pacific Corp.	16,362	1,676,778
Wireless Equipment — 0.7%
Motorola Solutions, Inc.†	26,978	1,211,042
TOTAL INVESTMENTS (cost $180,346,165) (1)	100.3%	178,424,560
Liabilities in excess of other assets	(0.3)	(506,795)
NET ASSETS	100.0%	$177,917,765

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of July 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$9,032,238	$—	$—	$9,032,238
Multimedia	9,970,924	—	—	9,970,924
Oil Companies-Exploration & Production	12,755,686	—	—	12,755,686
Oil Companies-Integrated	14,214,771	—	—	14,214,771
Other Industries*	132,450,941	—	—	132,450,941
Total	$178,424,560	$—	$—	$178,424,560

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of July 31, 2011 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of July 31, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Focused Large-Cap Growth	3.22%	$11,225,000
Focused Small-Cap Growth	2.84	9,914,000
Focused Small-Cap Value	0.63	2,215,000
Focused Growth and Income	0.96	3,355,000
Focused Technology	0.17	604,000
Focused Dividend Strategy	6.06	21,151,000
Focused StarALPHA	0.02	73,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated July 29, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $348,908,000, a repurchase price of $348,908,291 and a maturity date of August 1, 2011.  The repurchase agreement is collateralized by the following:

		Maturity	Principal	Market
Type of Collateral	Interest Rate	Date	Amount	Value
U.S. Treasury Notes	0.20%	04/30/2017	$175,880,000	$175,528,240
U.S. Treasury Notes	1.50	12/31/2013	100,000,000	102,625,000
U.S. Treasury Notes	2.63	02/29/2016	50,475,000	54,197,531
U.S. Treasury Notes	2.63	06/30/2014	22,180,000	23,538,525

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various funds advised by SunAmerica Asset Management Corp. (“SunAmerica Funds”). For the nine months ended July 31, 2011, transactions in these securities were as follows:

			Capital Gain
			Distribution	Value at
Portfolio	Security	Income	Received	October 31, 2010
Focused Equity Strategy	Various SunAmerica Funds*	$1,162,119	$—	$199,389,997
Focused Multi-Asset Strategy	Various SunAmerica Funds*	6,300,922	2,337,997	405,559,473
Focused Balanced Strategy	Various SunAmerica Funds*	2,852,948	7,886,774	199,809,243
Focused Fixed Income and Equity Strategy	Various SunAmerica Funds*	396,441	415,416	27,469,649
Focused Fixed Income Strategy	Various SunAmerica Funds*	375,984	366,600	18,722,957

					Change in
		Cost of	Cost of	Realized	Unrealized	Value at
Portfolio	Security	Purchases	Sales	Gain (Loss)	Gain (Loss)	July 31, 2011
Focused Equity Strategy	Various SunAmerica Funds*	$39,899,668	$78,968,259	$10,357,967	$9,258,295	$179,937,668
Focused Multi-Asset Strategy	Various SunAmerica Funds*	118,901,673	183,255,829	7,065,677	13,378,513	361,649,507
Focused Balanced Strategy	Various SunAmerica Funds*	61,490,908	90,220,690	5,773,188	2,115,174	178,967,823
Focused Fixed Income and Equity Strategy	Various SunAmerica Funds*	6,890,340	10,511,523	452,252	(24,644)	24,276,074
Focused Fixed Income Strategy	Various SunAmerica Funds*	1,439,189	6,002,690	117,076	(539,989)	13,736,543

* See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of July 31, 2011, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused	Focused	Focused	Focused Fixed	Focused
	Equity Strategy	Multi-Asset Strategy	Balanced Strategy	Income and Equity	Fixed Income
	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Strategy Portfolio
Cost (tax basis)	$160,780,791	$340,728,825	$170,749,509	$25,216,931	$14,157,369
Appreciation	23,828,318	27,092,051	15,606,310	1,029,145	67,202
Depreciation	(4,671,441)	(6,171,369)	(7,387,996)	(1,970,002)	(488,028)
Net unrealized appreciation (depreciation)	$19,156,877	$20,920,682	$8,218,314	$(940,857)	$(420,826)

	Focused	Focused	Focused	Focused	Focused
	Large-Cap Growth	Growth	Small-Cap Growth	Small-Cap Value	Growth and Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$336,467,106	$133,431,519	$165,808,307	$153,467,976	$199,694,333
Appreciation	33,088,840	21,702,159	15,128,926	26,470,026	4,876,117
Depreciation	(20,085,196)	(6,689,316)	(8,468,055)	(14,263,122)	(17,228,450)
Net unrealized appreciation (depreciation)	$13,003,644	$15,012,843	$6,660,871	$12,206,904	$(12,352,333)

	Focused	Focused	Focused	SunAmerica Strategic
	Technology	Dividend Strategy	StarALPHA	Value
	Portfolio	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$31,288,141	$802,592,711	$26,274,387	$191,465,751
Appreciation	2,758,287	59,528,423	2,741,037	10,505,534
Depreciation	(4,296,229)	(16,146,957)	(3,913,234)	(23,546,725)
Net unrealized appreciation (depreciation)	$(1,537,942)	$43,381,466	$(1,172,197)	$(13,041,191)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-
3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 28, 2011

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 28, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: September 28, 2011